Convertible Preferred Stock, Common Stock and Warrants (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 08, 2014
Warrant liability				$ 92,463
Preferred stock, authorized					15,000,000
Unit sale price			$ 0.75
Exercise of warrants	0		376	0
Exercised warrant, per share price	$ 0		$ 2.15	$ 0.00
Restricted stock Granted	0
Restricted stock granted, per share	$ 0
Consulting Grant 3 [Member]
Restricted stock Granted			120,000
Grant expense	$ 33,124
Future compensation expense	$ 35,636
Series A-1 Convertible Preferred Stock [Member]
Preferred stock converted into common shares		64,019
Common stock issued upon conversion of preferred		5,197
Series C Convertible Preferred Stock [Member]
Preferred stock converted into common shares		96,571
Common stock issued upon conversion of preferred		16,313
Series E Convertible Preferred Stock [Member]
Preferred stock, authorized	100,000		100,000
Preferred stock, shares issued	33,333		33,333
Preferred stock, shares outstanding	33,333		33,333
Common stock issuable upon conversion of preferred	519,751		450,446
Stated value preferred stock	$ 0.01		$ 0.01
Series D Convertible Preferred Stock [Member]
Preferred stock, authorized	1,000,000		1,000,000
Preferred stock, shares issued	132,489		191,490
Preferred stock, shares outstanding	132,489		191,490
Common stock issuable upon conversion of preferred	11,790,392		2,587,703
Stated value preferred stock	$ 0.01		$ 0.01
Redeemable Convertible Preferred Stock Series B
Preferred stock converted into common shares		106,437
Common stock issued upon conversion of preferred		37,417
Maximum [Member] | Consulting Grant 3 [Member]
Restricted stock granted, per share			2.13
Minimum [Member] | Consulting Grant 3 [Member]
Restricted stock granted, per share			$ 1.77